RELATED PARTY TRANSACTIONS	12 Months Ended
Nov. 30, 2020
Disclosure of transactions between related parties [abstract]
RELATED PARTY TRANSACTIONS

21. RELATED PARTY TRANSACTIONS

Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Company, directly or indirectly. Key management personnel include the Company’s executive officers and Board of Director members.

In November 2020, the Company signed employment agreements with two directors of the Company.  The agreements require total payments of $17,500 per month each.  Included in the agreements are a provision to earn equity compensation equal to 1% of every US$10,000,000 increase in market capitalization of the Company which is sustained for no less than 10 consecutive trading days subject to an aggregate maximum of (i) 70,000 common shares or (ii) the maximum number of common shares allowed under an equity compensation plan approved by the Board; and 12 months written notice or salary paid in lieu of notice upon termination without just cause.  These employment agreements remain subject to approval by the Board of Directors.

A summary of related party loans and related transactions is included in Notes 5 and 16.  Interest expense paid or accrued to related parties during the year ended November 30, 2020 was $nil (2019 - $5,174; 2018 - $18,537).

Accounts payable and accrued liabilities at November 30, 2020 includes $27,098 (2019 - $945,940) owing to directors, officers, or to companies controlled by common directors for unpaid consulting fees, expense reimbursements, and loan interest.  Additionally, accounts payable and accrued liabilities includes $nil (2019 - $664,452) payable to a director of Majesco relating to the purchase of the Company’s 51% interest in Majesco.

During the year ended November 30, 2020, the Company received $nil (2019 - $781,395 (US$588,000)) for convertible debentures detailed in Note 17 from three directors of the Company.  In July 2019, two directors converted their debentures worth $116,990 (US$88,000) into 58,667 units of the Company.  In April 2020, the remaining director converted his debenture of $706,350 (US$500,000) and the associated accrued interest of $14,941 (US$10,576) into 340,384 units of the Company.

As at November 30, 2019, a loan was due from Waterproof, which included accrued interest receivable, amounting to $94,882.  As at November 30, 2020, the loan was repaid in full.  During the year ended November 30, 2020, the Company recorded interest income of $416 (2019 - $8,137; 2018 - $8,116) in connection to this loan receivable. (Note 8).

The following is a summary of key management personnel compensation:

	Year ended November 30,
	2020	2019	2018
	$	$	$
Management and directors salaries and fees	625,000	577,500	407,525
Management and directors salaries and fees in discontinued operations	19,000	26,000	-
Share-based compensation	1,578,456	890,418	-
Interest expense	-	5,174	18,537

	2,222,456	1,499,092	426,062